Cover Page	6 Months Ended
Sep. 30, 2023
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	Q2
Entity Central Index Key	0001163653
Document Period End Date	Sep. 30, 2023
Entity Registrant Name	NOMURA HOLDINGS, INC.
Current Fiscal Year End Date	--03-31